Interest and Other Expense, Net	12 Months Ended
Sep. 30, 2015
Other Income and Expenses [Abstract]
Interest and Other Expense, Net

Note 14 — Interest and other expense, net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2015	2014	2013
Interest income	$(4,615)	$(4,075)	$(4,915)
Interest expense	3,142	3,483	3,557
Foreign exchange loss	8,130	3,447	4,279
Other, net	(4,113)	3,243	3,154

	$2,544	$6,098	$6,075